FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE
Financial assets measured at fair value
	December 31, 2022				December 31, 2021
		Fair value measurement				Fair value measurement
	Carrying value	Level 1	Level 2	Level 3	Carrying value	Level 1	Level 2	Level 3
Financial assets:
Investments (Note 5)	$184	$184	$-	$-	$13,386	$13,386	$-	$-
Mineral property investments	-	-	-	-	6,435	-	-	6,435
Financial liabilities:
Silver Stream derivative liability (Note 11(b))	27,171	-	-	27,171	26,114	-	-	26,114
Option – PC Gold (Note 7(d))	$5,216	$-	$-	$5,216	$4,347	$-	$-	$4,347

Financial instruments
At December 31, 2022
	Amortized Cost	FVTPL	FVTOCI	Total
Financial assets:
Cash and cash equivalents	$13,558	$-	$-	$13,558
Current accounts and other receivables	499	-	-	499
Investments	-	184	-	184
Mineral property investments	-	-	-	-
Total financial assets	$14,057	$184	$-	$14,241

Financial liabilities:
Accounts payable and accrued liabilities	$2,847	$-	$-	$2,847
Option – PC Gold	-	5,216	-	5,216
Silver Stream derivative liability	-	27,171	-	27,171
Total financial liabilities	$2,847	$32,387	$-	$35,234
At December 31, 2021
	Amortized Cost	FVTPL	FVTOCI	Total
Financial assets:
Cash and cash equivalents	$29,516	$-	$-	$29,516
Current accounts and other receivables	604	-	-	604
Investments	-	8,400	4,986	13,386
Mineral property investments	-	-	6,435	6,435
Total financial assets	$30,120	$8,400	$11,421	$49,941

Financial liabilities:
Accounts payable and accrued liabilities	$4,491	$-	$-	$4,491
Option – PC Gold	-	4,347	-	4,347
Silver Stream derivative liability	-	26,114	-	26,114
Total financial liabilities	$4,491	$30,461	$-	$34,952